COMMITMENTS AND CONTINGENCIES (Details) R$ in Millions, $ in Millions			3 Months Ended
	Feb. 27, 2023 USD ($)	Feb. 27, 2023 BRL (R$)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 02, 2016 lawsuit
COMMITMENTS AND CONTINGENCIES
Future operating lease obligations				$ 34.3	$ 43.2
Future purchase commitments				2,419.0	2,684.7
Commitments for capital expenditures				$ 420.3	$ 485.1
Amount payable to support socio Environmental projects			$ 7.0
Number of years to support socio-environmental projects			10 years
Amount of damages claim	$ 20.0	R$ 100
Compania Minera Maricunga ("CMM") | Other regulatory matters
COMMITMENTS AND CONTINGENCIES
Number of lawsuits | lawsuit						2